BORROWINGS	12 Months Ended
Dec. 31, 2015
BORROWINGS
BORROWINGS

12. BORROWINGS

	At December 31, 2014	At December 31, 2015
	$	$
Bank borrowings	796,739	1,631,858

Analysis as:
Short-term	655,926	961,639
Long-term, current portion	37,202	107,392

Subtotal for short-term	693,128	1,069,031
Long-term, non-current portion	103,611	562,827

Borrowings from non-banking institutions	63,074	131,295

Analysis as:
Short-term	14,708	53,899
Long-term, current portion	17,677	33,646
Long-term, non-current portion	30,689	43,750

Total	859,813	1,763,153

        As of December 31, 2015, the Company had contractual bank credit facilities of $2,770,957, of which $740,182 has been drawn down with the due dates beyond December 31, 2016, $894,643 has been drawn down with the due dates before December 31, 2016 and $1,136,132 was available for draw down upon demand. In addition, as of December 31, 2015, the Company also had non-binding bank credit facilities of $516,852, of which $295,735 has been drawn down with the due dates before December 31, 2016 and $154,004 was subject to banks' discretion upon request for additional drawn down.

        As of December 31, 2015, short-term borrowings of $904,188 and long-term borrowings of $566,448 were secured by property, plant and equipment with carrying amounts of $114,202, inventories of $49,715, prepaid land use rights of $11,549, equity of $419,374, restricted cash of $80,000, and project assets and solar power systems of $1,242,238.

a)	Short-term

        The Company's short-term borrowings consist of the following:

	At December 31, 2014	At December 31, 2015
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	120,772	139,412
Short-term bank borrowings secured by inventories	35,882	12,926
Short-term bank borrowings guaranteed by Dr. Shawn Qu	57,419	—
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	91,270	302,379
Short-term bank borrowings secured by project assets and solar power systems	45,149	189,222
Short-term borrowings secured by equity	—	76,837
Unsecured short-term borrowings	305,434	240,863
Long-term borrowings due within one year
Long-term bank borrowings due within one year secured by inventories	—	46
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	5,034	13,327
Long-term borrowings due within one year secured by project assets and solar power systems	587	83,264
Long-term borrowings due within one year secured by restricted cash	19,400	—
Long-term bank borrowings due within one year secured by equity	—	308
Unsecured long-term borrowings due within one year	12,181	10,447

	693,128	1,069,031
Borrowings from non-banking institutions
Short-term borrowings secured by restricted cash	—	53,899
Long-term borrowings due within one year secured by project assets	16,150	32,568
Unsecured long-term borrowings due within one year	1,527	1,078
Unsecured short-term borrowings	14,708	—

	32,385	87,545

Total	725,513	1,156,576

        The average interest rate on short-term borrowings was 4.63% and 4.32% per annum for the years ended December 31, 2014 and 2015, respectively. The short-term borrowings are repayable within one year.

b)	Long-term

        The Company's long-term borrowings consist of the following:

	At December 31, 2014	At December 31, 2015
	$	$
Bank borrowings
Unsecured long-term bank borrowings	50,162	10,124
Long-term bank borrowings secured by project assets and solar power systems	43,749	162,993
Long-term bank borrowings secured by property, plant and equipment	—	13,327
Long-term bank borrowings secured by equity	—	376,383
Long-term bank borrowings secured by restricted cash	9,700	—
Borrowings from non-banking institutions	—	—
Long-term borrowings secured by project assets and solar power systems	15,219	13,745
Unsecured long-term borrowings	15,470	30,005

Total	134,300	606,577

        The average interest rate on long-term borrowings was 6.32% and 4.75% per annum for the years ended December 31, 2014 and 2015, respectively.

        Future principal repayments on the long-term borrowings are as follows:

2016	141,038
2017	288,081
2018	211,557
2019	3,696
2020 and thereafter	103,243

Total	747,615
Less: future principal repayment related to long-term borrowings, current portion	(141,038)

Total long-term portion	$606,577

        On October 29, 2011, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks, denominated in RMB. The latest renewed total credit facility under this agreement equaled $47,225. The facility bears the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings and the interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement equaled $47,225 at December 31, 2015, which requires repayment of $23,774, $23,451 in 2016, 2017 respectively. The borrowing under the agreement is guaranteed by CSI Solar Power (China) Inc., Canadian Solar Manufacturing (Luoyang) Inc. and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

        On October 28, 2013, CSI Cells Co., Ltd., entered into a loan agreement, denominated in RMB, with a state-owned trust company about research of solar photovoltaic technology. The total credit facility under this agreement equaled $1,078, which requires repayment of $1,078 in 2016. The loan is free of interest and does not contain any financial covenants or restrictions.

        On December 4, 2013, Canadian Solar International Project 1 Limited, the Company's 100% owned subsidiary, entered into a loan agreement, denominated in U.S. dollars, with Harvest North Star Capital. The total credit facility under this agreement was $32,410 and will be used to finance the development of several ground-mounted solar power projects in Japan. Outstanding borrowings under this agreement equaled $32,410 at December 31, 2015, which requires repayment of $32,410 in 2016 respectively. The loan is secured by project assets and guaranteed by Canadian Solar Inc. The agreement does not contain any financial covenants or restrictions.

        On August 28, 2013, CSI Solar Power (China) Inc. entered into a financing agreement, denominated in RMB, with China Development Bank, Suzhou Branch, or CDB, pursuant to which CDB agreed to provide $6,006, in long-term construction financing for the construction of solar power projects in Suzhou National New and High-tech Industrial Development Zone. Outstanding borrowings under this agreement equaled $6,006 at December 31, 2015, which requires repayment of $1,078, $1,078, $1,078, $1,078 and $1,694 in 2016, 2017, 2018, 2019 and, 2020 thereafter, respectively. The loan is secured by project assets and guaranteed by Canadian Solar Inc. As at December 31, 2015, the Company met all the requirements of the financial covenants.

        In March 2015, the Company acquired 100% of the equity interests in Recurrent. On November 15, 2010, RE Cranbury Solar 1 LLC, a 100% owned subsidiary of Recurrent, entered into a loan agreement, denominated in U.S. dollars, with Macquarie Energy LLC. The total credit facility under this agreement was $4,000 and will be used to finance the development of several ground-mounted solar power projects in U.S. Outstanding borrowings under this agreement equaled $4,000 at December 31, 2015, which requires repayment of $4,000 in 2017. The loan is secured by project assets. The agreement does not contain any financial covenants or restrictions.

        In March 2015, the Company acquired 100% of the equity interests in Recurrent. On April 5, 2010, several 100% owned subsidiaries of Recurrent entered into a loan agreement, denominated in U.S. dollars, with Kaiser Foundation Hospitals. The total credit facility under this agreement was $9,903 and will be used to finance the development of several ground-mounted solar power projects in U.S. Outstanding borrowings under this agreement equaled $9,903 at December 31, 2015, which requires repayment of $157, $131, $185, $245 and $9,185 in 2016, 2017, 2018, 2019 and 2020 thereafter respectively. The loan is secured by project. The agreement does not contain any financial covenants or restrictions.

        On March 27, 2015, CSI New Energy Holding Co., Ltd. entered into a loan agreement with a Chinese commercial bank, Bank of Jiangsu. The bank agreed to provide long-term construction financing to the Company, denominated in RMB, totaling $15,092, for the construction of solar power projects in Peixian Jiangsu. Outstanding borrowing under this agreement equaled $6,160 at December 31, 2015, which requires repayment of $308, $770, $924, $924 and $3,234 in 2016, 2017, 2018, 2019 and 2020 thereafter, respectively. The loan is secured by equity of Peixian Suxin Solartronics CO., Ltd. and guaranteed by CSI Solar Power (China) Inc. The agreement does not contain any financial covenants or restrictions.

        On April 30, 2015, Canadian Solar Inc. entered into a loan agreement with China Minsheng Banking Corp,.Ltd. , denominated in U.S. dollars, The total credit facility under this agreement was $210,000 for acquisition purposes. Outstanding borrowing under this agreement was $210,000 as of December 31, 2015, which requires repayment of $10,000, $10,000 and $190,000 in 2016, 2017 and 2018 respectively. The loan is secured by equity of CSI Solar Power (China) Inc. and guaranteed by Canadian Solar Manufacturing (Changshu) Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc. The agreement does not contain any financial covenants or restrictions.

        On May 18, 2015, Canadian Solar International Project 2 Limited entered into credit agreement with Rabobank International Hong Kong Branch, dominated in Japanese Yen, the total credit facility under this agreement equaled $29,072 and will be used to finance the development of several ground-mounted solar power projects in Japan. Outstanding borrowings equaled $25,343 at December 31, 2015, which requires repayment of $25,343 in 2017. The loan is secured by equity and guaranteed by Canadian Solar Inc. The agreement does not contain any financial covenants or restrictions.

        On June 17, 2015, 2225228 Ontario Inc. 3G Alfred and Beam Light LP, the Company's 100% owned subsidiaries, entered into a loan agreement denominated in Canadian Dollar, with Deutsche Bank Trust Company Americas. The total credit facility under this agreement is $51,556 and was used to finance the payment of the project costs. Outstanding borrowings under this agreement equaled $45,386 at December 31, 2015, which requires repayment of $45,386 in 2017. The loan is secured by project assets. The agreement does not contain any financial covenants or restrictions.

        On August 17, 2015, Canadian Solar New Energy (Kuan Cheng) Co. Ltd., the Company's 100% owned subsidiaries, entered into a loan agreement denominated in RMB, with a local Chinese commercial bank. The total credit facility under this agreement is $15,400 and was used to finance the payment of the project costs. Outstanding borrowings under this agreement equaled $6,160 at December 31, 2015, which requires repayment of $308, $1,232, $1,694, $1,694 and $1,232 in 2016, 2017, 2018, 2019 and 2020 thereafter. The loan is secured by project assets. The agreement does not contain any financial covenants or restrictions.

        In September 2015, the Company acquired SSM, and assumed project loans originally entered into on September 30, 2011, denominated in Canadian Dollar, with Norddeutsche Landesbank Giozentrale. The total credit facility under this agreement is $136,926 and was used to finance the payment of the project costs. Outstanding borrowings under this agreement equaled $134,304 at December 31, 2015, which requires repayment of $46,967 and $87,337, in 2016 and 2019 thereafter. The loan is secured by project assets. The agreement does not contain any financial covenants or restrictions.

        On October 26, 2015, Canadian Solar Inc. entered into a syndicated loan agreement denominated in U.S. dollars, arranged by Credit Suisse. The total credit facility under this agreement is $200,000 and was for general corporate purpose. Outstanding borrowings under this agreement equaled $180,000 at December 31, 2015, which requires repayment of $180,000 in 2017. The loan is secured by equity of the company's subsidiaries. The borrowing also contains some financial covenants about revenue, assets and liabilities. As at December 31, 2015, the Company met all the requirements of the financial covenants. In connection with the loan, the Company issued the lenders warrants to purchase up to 1,348,040 shares of common stock, at an exercise price of $24.48 per share on October 26, 2015, and warrants to purchase up to 940,171 shares of common stock, at an exercise price of $28.08 per share on December 11, 2015, respectively, subject to adjustment under several special circumstances, including anti-dilution clauses. See Note 26 for warrants disclosure.

        The borrowings disclosed as above bear floating interest rate from 2.55% to 12.8%.

        On February 28, 2013, Canadian Solar Japan K.K. entered into a loan agreement with a Japanese bank for working capital, denominated in Japanese yen. The latest renewed total credit facility under this agreement equaled $46. The facility requires repayment of $32 each month. The outstanding borrowings under this agreement equaled $46 at December 31, 2015, which requires repayment of $46 in 2016. The agreement does not contain any financial covenants or restrictions.

        On June 25, 2014 CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. ("YCSM"), entered into a financing agreement, denominated in RMB, with local Chinese state-owned companies, which agreed to provide $41,579 in long-term construction financing for the construction of solar power projects and production line construction in Yancheng, Jiangsu. The facility is composed of two tranches. The first tranche has a credit limit of $23,100 which requires repayment within three years and was for working capital purposes. The second tranche has a credit limit of $18,479 for the expansion of solar cell production capacity. As of December 31, 2015, YCSM has drawn $11,899 and $18,105 respectively from the first and the second tranche. Both of the tranches are free of security and interest and the agreement does not contain any financial covenants or restrictions. The total outstanding borrowings under this agreement equaled $30,004 at December 31, 2015, which requires repayment of $12,143 and $17,861 in 2017 and 2018 respectively. The agreement does not contain any financial covenants or restrictions.

        The borrowings disclosed as above bears fixed interest rate from nil to 1.45%.

c)	Interest expense

        The Company capitalized interest costs incurred into the Company's project assets or property, plant and equipment as follows during the years ended December 31, 2013, 2014 and 2015:

	Years Ended December 31
	2013	2014	2015
	$	$	$
Interest capitalized—project assets	17,293	10,304	102
Interest capitalized—solar power system	—	—	23,328
Interest capitalized—property, plant and equipment	348	203	912
Interest expense	46,244	48,906	54,148

Total interest incurred	63,885	59,413	78,490